Expense Example, No Redemption (Vanguard Emerging Markets Government Bond Index Fund Participant)	Vanguard Emerging Markets Government Bond Index Fu Vanguard Emerging Markets Government Bond Index Fund - Investor Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	125
3 YEAR	231
5 YEAR	347
10 YEAR	686